ADVANCES TO SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2022
ADVANCES TO SUPPLIERS
Summary of advances to suppliers	Advances to suppliers are as follows:

	December 31,	December 31,	December 31,
	2021	2022	2022
	RMB	RMB	US$
			(Note 3)
Other	2,781,139	30,345	4,400
	2,781,139	30,345	4,400